Principal changes in the scope of consolidation in 2019 and 2018 - Summary of Assets and Liabilities Divested (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Assets
Property, plant and equipment	€ 9,365	€ 9,717	€ 9,651
Goodwill	44,364	44,519	44,235
Intangible assets other than goodwill	18,421	16,572	21,889
Other non-current assets	2,734	2,503	2,815
Deferred tax assets	4,212	5,434	4,613
Inventories	8,352	7,994	7,477
Accounts receivable	7,491	7,937	7,260
Other current assets	2,737	2,445	2,023
Cash and cash equivalents	13,915	9,427	6,925		€ 10,315
Total assets	114,529	112,736	111,408
Liabilities
Non-current provisions	7,536	7,641	7,206
Deferred tax liabilities	1,770	2,294	3,414
Other current liabilities	19,248	20,381	17,376
Short-term debt and current portion of long-term debt	€ 2,767	€ 4,554	€ 2,633
Disposal groups classified as held for sale | European Generics Business
Assets
Property, plant and equipment				€ 120
Goodwill				913
Intangible assets other than goodwill				75
Other non-current assets				1
Deferred tax assets				83
Inventories				129
Accounts receivable				107
Other current assets				40
Cash and cash equivalents				122
Total assets				1,590
Liabilities
Non-current provisions				27
Deferred tax liabilities				14
Accounts payable				91
Other current liabilities				216
Short-term debt and current portion of long-term debt				46
Total liabilities				€ 394